Taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [text block] [Abstract]
Deferred tax expense
Statutory tax rate	21.00%	21.00%	21.00%
Corporate income tax rate	12.50%
Accumulated tax losses in portugal	€ 2